Variable Interest Entities	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Variable Interest Entities [Abstract]
Variable Interest Entities [Text Block]

Note 4. Variable Interest Entities

The Company consolidates the activities of VIEs of which we are the primary beneficiary. The primary beneficiary of a VIE is the variable interest holder possessing a controlling financial interest through (i) its power to direct the activities of the VIE that most significantly impact the VIE’s economic performance and (ii) its obligation to absorb losses or its right to receive benefits from the VIE that could potentially be significant to the VIE. In order to determine whether the Company owns a variable interest in a VIE, the Company performs qualitative analysis of the entity’s design, organizational structure, primary decision makers and relevant agreements.

Consolidated VIE

SWK HP Holdings LP (“SWK HP”)

SWK HP was formed in December 2012 to acquire a limited partnership interest in Holmdel Pharmaceuticals LP ("Holmdel").   Holmdel acquired the U.S. marketing authorization rights to a beta blocker pharmaceutical product indicated for the treatment of hypertension for a total purchase price of $13,000,000. The Company, through its wholly owned subsidiary SWK Holdings GP LLC ("SWK Holdings GP") acquired a direct general partnership interest in SWK HP, which in turn acquired a limited partnership interest in Holmdel. The total investment in SWK HP of $13,000,000 included $6,000,000 provided by SWK Holdings GP and $7,000,000 provided by non-controlling interests.   Subject to customary limited partner protections afforded the investors by the terms of the limited partnership agreement, the Company maintains voting and managerial control of SWK HP and therefore includes it in its consolidated financial statements.

SWK HP is considered a VIE due to the lack of voting or similar decision-making rights by its equity holders regarding activities that have a significant effect on the economic success of the partnership. The Company’s ownership in SWK HP constitutes variable interests. The Company has determined that it is the primary beneficiary of the SWK HP as (i) the Company has the power to direct the activities that most significantly impact the economic performance of SWK HP via its obligations to perform under the partnership agreement, and (ii) the Company has the right to receive residual returns that could potentially be significant to SWK HP. As a result, the Company consolidates SWK HP in its financial statements and the limited partner interests of SWK HP owned by third parties are reflected as a non-controlling interest in the Company’s unaudited condensed consolidated balance sheets.

Unconsolidated VIEs

Holmdel

SWK HP has significant influence over the decisions made by Holmdel. SWK HP will receive quarterly distributions of cash flow generated by the pharmaceutical product according to a tiered scale that is subject to certain cash on cash returns received by SWK HP. Until SWK HP receives a 1x cash on cash return on its interest in Holmdel, SWK HP will receive approximately 84% of the pharmaceutical product’s cash flow. As the cash on cash multiple received by SWK HP Holdings LP increases, SWK HP’s interest in the cash flow generated by the pharmaceutical product decreases, but in no instance will it decline below 39%. Holmdel is considered a VIE because SWK HP’s control over the partnership is disproportionate to its economic interest. This VIE remains unconsolidated as the power to direct the activities of the partnership is not held by the Company. The Company is using the equity method to account for this investment.  SWK HP’s current ownership in Holmdel approximates 84%.  The Company accounts for its interest in the entity based on the timing of quarterly distributions, which are paid on a quarter lag basis. For the three months ended March 31, 2014, the Company recognized $1,503,000 of equity method gains, of which $801,000 was attributable to the non-controlling interest in SWK HP. No equity method gains were recognized in the three months ended March 31, 2013. In addition, SWK HP received cash distributions totaling $1,976,000 during the three months ended March 31, 2014, of which $1,055,000 was subsequently paid to holders of the non-controlling interests in SWK HP. Changes in the carrying amount of the Company’s investment in Holmdel for the three months ended March 31, 2014, are as follows (in thousands):

Balance at December 31, 2013	$10,425

Add: Income from investments in unconsolidated entities	1,503

Less: Cash distribution on investments in unconsolidated entities	(1,976)

Balance at March 31, 2014	$9,952

The following table provides the financial statement information related to Holmdel:

	As of March 31, 2014 (in millions)		Three months ended March 31, 2014 (in millions)

Assets	$13.7	Revenue	$2.4
Liabilities	$2.3	Expenses	$0.6
Equity	$11.4	Net income	$1.8

Note 4. Variable Interest Entities

The Company consolidates the activities of VIEs of which it is the primary beneficiary. The primary beneficiary of a VIE is the variable interest holder possessing a controlling financial interest through (i) its power to direct the activities of the VIE that most significantly impact the VIE’s economic performance and (ii) its obligation to absorb losses or its right to receive benefits from the VIE that could potentially be significant to the VIE. In order to determine whether the Company owns a variable interest in a VIE, the Company performs qualitative analysis of the entity’s design, organizational structure, primary decision makers and relevant agreements.

Consolidated VIE

SWK HP Holdings LP ("SWK HP")

SWK HP was formed in December 2012 to acquire a limited partnership interest in Holmdel Pharmaceuticals LP ("Holmdel").   Holmdel acquired the U.S. marketing authorization rights to a beta blocker pharmaceutical product indicated for the treatment of hypertension for a total purchase price of $13,000,000. The Company, through its wholly owned subsidiary SWK Holdings GP LLC ("SWK Holdings GP") acquired a direct general partnership interest in SWK HP, which in turn acquired a limited partnership interest in Holmdel. The total investment in SWK HP of $13,000,000 included $6,000,000 provided by SWK Holdings GP and $7,000,000 provided by non-controlling interests.   Subject to customary limited partner protections afforded the investors by the terms of the limited partnership agreement, the Company maintains voting and managerial control of SWK HP and therefore includes it in its consolidated financial statements.

SWK HP is considered a VIE due to the lack of voting or similar decision-making rights by its equity holders regarding activities that have a significant effect on the economic success of the partnership. The Company’s ownership in SWK HP constitutes variable interests. The Company has determined that it is the primary beneficiary of the SWK HP as (i) the Company has the power to direct the activities that most significantly impact the economic performance of SWK HP via its obligations to perform under the partnership agreement, and (ii) the Company has the right to receive residual returns that could potentially be significant to SWK HP. As a result, the Company consolidates SWK HP in its financial statements and the limited partner interests of SWK HP owned by third parties are reflected as a non-controlling interest in the Company’s consolidated balance sheet.

Unconsolidated VIEs

Holmdel

SWK HP has significant influence over the decisions made by Holmdel. SWK HP will receive quarterly distributions of cash flow generated by the pharmaceutical product according to a tiered scale that is subject to certain cash on cash returns received by SWK HP. Until SWK HP receives a 1x cash on cash return on its interest in Holmdel, SWK HP will receive approximately 84% of the pharmaceutical product’s cash flow. As the cash on cash multiple received by SWK HP Holdings LP increases, SWK HP’s interest in the cash flow generated by the pharmaceutical product decreases, but in no instance will it decline below 39%. Holmdel is considered a VIE because SWK HP’s control over the partnership is disproportionate to its economic interest. This VIE remains unconsolidated as the power to direct the activities of the partnership is not held by the Company. The Company is using the equity method to account for this investment.  SWK HP’s current ownership in Holmdel approximates 84%.  The Company accounts for its interest in the entity based on the timing of quarterly distributions, which are paid on a quarter lag basis. For the year ended December 31, 2013, the Company recognized $2,779,000 of equity method gains, of which $1,470,000 was attributable to the non-controlling interest in SWK HP. In addition, SWK HP received cash distributions totaling $5,354,000 during the year ended December 31, 2013, of which $2,857,000 was subsequently paid to holders of the non-controlling interests in SWK HP. Changes in the carrying amount of the Company’s investment in Holmdel for the year ended December 31, 2013, are as follows (in thousands):

Balance at December 31, 2012	$13,000

Add: Income from investments in unconsolidated entities	2,779

Less: Cash distribution on investments in unconsolidated entities	(5,354)

Balance at December 31, 2013	$10,425

The following table provides the financial statement information related to Holmdel:

	As of December 31, 2013 (in millions)		Year ended December 31, 2013 (in millions)

Assets	$13.7	Revenue	$8.0
Liabilities	$2.3	Expenses	$1.6
Equity	$11.4	Net income	$6.4